BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common Stock, Value, Issued	$ 0	$ 0
Common Stock, Shares Authorized	1,000,000	1,000,000
Common Stock, Shares, Outstanding	0	0